Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Broker-Dealer [Abstract]
Schedule of borrowings

	December 31,
	2025	2024
	US$	US$

Short-term borrowings (i)	7,549,296	7,565,887

Long-term borrowings (ii)	1,150,386	3,684,171
Less: current maturities	(1,150,386)	(3,684,171)
Non-current maturities	-	-

(i)	As of December 31, 2025 and 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil% to 24.0% per annum, respectively. As of December 31, 2025 and December 31, 2024, the weighted average interest rate of these borrowings was 18.6% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).

(ii)	As of December 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of December 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.

Schedule of long term borrowings	As of December 31, 2025, the long-term borrowings will be due according to the following schedule:
Principal amounts
US$
For the year ending December 31,
2025	1,150,386
2026	-
2027	-
Total	1,150,386